Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.8%
		Basic Materials: 4.4%
2,200,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	$2,189,000	0.4
2,300,000	(1)	Cascades, Inc., 5.500%, 07/15/2022	2,340,250	0.4
1,450,000	(2)	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	1,428,250	0.2
1,580,000	(1)	Constellium SE, 5.750%, 05/15/2024	1,627,400	0.3
250,000	(1),(2)	Constellium SE, 5.875%, 02/15/2026	261,250	0.0
1,100,000	(1),(2)	Constellium SE, 6.625%, 03/01/2025	1,149,500	0.2
1,740,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	1,668,225	0.3
1,200,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,232,760	0.2
503,000	(2)	Freeport-McMoRan, Inc., 5.250%, 09/01/2029	502,894	0.1
2,275,000	(1)	Novelis Corp., 5.875%, 09/30/2026	2,391,594	0.4
400,000	(1)	Novelis Corp., 6.250%, 08/15/2024	419,000	0.1
2,500,000	(1)	OCI NV, 6.625%, 04/15/2023	2,624,250	0.4
1,700,000		Olin Corp., 5.125%, 09/15/2027	1,746,750	0.3
430,000		Olin Corp., 5.000%, 02/01/2030	432,300	0.1
387,000		Olin Corp., 5.625%, 08/01/2029	403,564	0.1
715,000	(1)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	525,972	0.1
2,210,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	2,342,600	0.4
1,015,000	(1)	SPCM SA, 4.875%, 09/15/2025	1,037,837	0.2
1,625,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	1,555,938	0.2
			25,879,334	4.4

		Communications: 21.5%
1,595,000	(1),(2)	Altice France SA/France, 6.250%, 05/15/2024	1,652,021	0.3
1,000,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	1,106,250	0.2
1,600,000	(1),(2)	Altice Luxembourg SA, 7.625%, 02/15/2025	1,674,000	0.3
400,000	(1),(2)	Altice Luxembourg SA, 7.750%, 05/15/2022	409,500	0.1
2,438,000	(1)	Altice Luxembourg SA, 10.500%, 05/15/2027	2,753,721	0.5
2,000,000	(2)	AMC Networks, Inc., 4.750%, 08/01/2025	2,070,000	0.3
2,100,000	(1)	Block Communications, Inc., 6.875%, 02/15/2025	2,199,750	0.4
2,300,000	(1),(2)	C&W Senior Financing DAC, 7.500%, 10/15/2026	2,432,250	0.4
1,350,000		Cablevision Systems Corp., 5.875%, 09/15/2022	1,458,000	0.2
2,700,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,824,875	0.5
1,045,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,082,881	0.2
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	506,675	0.1
483,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 06/01/2029	515,602	0.1
1,635,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	1,716,586	0.3
2,705,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,860,537	0.5
1,000,000		CenturyLink, Inc., 5.625%, 04/01/2020	1,017,600	0.2
375,000	(2)	CenturyLink, Inc., 5.625%, 04/01/2025	390,000	0.1
280,000		CenturyLink, Inc., 6.450%, 06/15/2021	294,700	0.0
2,002,000	(1),(2)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	2,204,522	0.4
3,800,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	3,448,500	0.6
155,000	(1),(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	128,650	0.0
2,150,000	(1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	2,193,000	0.4
3,529,000	(2)	CSC Holdings LLC, 5.250%, 06/01/2024	3,802,497	0.6
200,000	(1)	CSC Holdings LLC, 5.375%, 07/15/2023	205,750	0.0
200,000	(1)	CSC Holdings LLC, 5.375%, 02/01/2028	211,250	0.0
2,636,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	2,780,716	0.5
400,000	(1)	CSC Holdings LLC, 5.500%, 04/15/2027	423,956	0.1
830,000	(1)	CSC Holdings LLC, 5.750%, 01/15/2030	868,487	0.1
650,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	735,247	0.1
1,400,000	(1),(2)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	1,471,750	0.2
1,193,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	1,240,720	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,599,000	(1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	$2,699,191	0.5
775,000	(2)	DISH DBS Corp., 5.000%, 03/15/2023	785,889	0.1
1,400,000		DISH DBS Corp., 5.875%, 07/15/2022	1,461,250	0.2
1,950,000	(2)	DISH DBS Corp., 5.875%, 11/15/2024	1,940,250	0.3
1,650,000		Embarq Corp., 7.995%, 06/01/2036	1,639,176	0.3
1,650,000	(1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	1,716,000	0.3
2,125,000		Frontier Communications Corp., 6.875%, 01/15/2025	950,937	0.2
1,200,000	(1)	Frontier Communications Corp., 8.000%, 04/01/2027	1,268,628	0.2
1,980,000		Frontier Communications Corp., 11.000%, 09/15/2025	904,612	0.2
900,000	(1),(2)	GCI LLC, 6.625%, 06/15/2024	973,125	0.2
2,390,000	(1),(2)	Gray Television, Inc., 5.125%, 10/15/2024	2,482,613	0.4
249,000	(1),(2)	Gray Television, Inc., 5.875%, 07/15/2026	259,582	0.0
1,475,000	(1),(2)	Gray Television, Inc., 7.000%, 05/15/2027	1,626,114	0.3
415,000		Hughes Satellite Systems Corp., 5.250%, 08/01/2026	445,606	0.1
1,575,000	(2)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	1,713,537	0.3
630,000	(1),(2)	iHeartCommunications, Inc., 5.250%, 08/15/2027	656,775	0.1
1,775,000	(2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	1,925,875	0.3
1,625,000	(1),(2)	Intelsat Connect Finance SA, 9.500%, 02/15/2023	1,510,746	0.3
1,650,000	(1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	1,665,989	0.3
2,250,000	(2)	Intelsat Luxembourg SA, 8.125%, 06/01/2023	1,883,678	0.3
1,150,000		Level 3 Financing, Inc., 5.125%, 05/01/2023	1,166,215	0.2
1,315,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,370,690	0.2
2,145,000	(1),(2)	MDC Partners, Inc., 6.500%, 05/01/2024	1,965,356	0.3
1,095,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,155,225	0.2
2,450,000	(2)	Netflix, Inc., 5.875%, 11/15/2028	2,667,560	0.4
2,100,000	(1),(2)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	2,191,035	0.4
475,000		Nexstar Broadcasting, Inc., 5.875%, 11/15/2022	486,875	0.1
475,000	(1)	Nexstar Escrow, Inc., 5.625%, 07/15/2027	498,750	0.1
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/2030	1,202,934	0.2
2,375,000	(1),(2)	Plantronics, Inc., 5.500%, 05/31/2023	2,386,875	0.4
1,065,000	(1),(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	1,075,650	0.2
320,000	(1)	Sinclair Television Group, Inc., 5.875%, 03/15/2026	336,000	0.1
930,000	(2)	Sinclair Television Group, Inc., 6.125%, 10/01/2022	950,302	0.2
1,002,000	(1),(2)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	1,041,409	0.2
2,823,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,922,370	0.5
237,000	(1)	Sirius XM Radio, Inc., 5.375%, 07/15/2026	249,706	0.0
200,000	(1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	214,000	0.0
2,525,000		Sprint Communications, Inc., 6.000%, 11/15/2022	2,689,125	0.5
5,275,000		Sprint Corp., 7.125%, 06/15/2024	5,698,583	1.0
2,025,000		Sprint Corp., 7.625%, 03/01/2026	2,240,156	0.4
1,625,000	(1)	TEGNA, Inc., 5.000%, 09/15/2029	1,645,313	0.3
1,325,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	1,417,750	0.2
1,250,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,381,250	0.2
1,525,000	(1)	Telesat Canada / Telesat LLC, 6.500%, 10/15/2027	1,555,500	0.3
1,750,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	1,879,150	0.3
695,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	721,931	0.1
130,000		T-Mobile USA, Inc., 6.000%, 03/01/2023	132,755	0.0
250,000		T-Mobile USA, Inc., 6.000%, 04/15/2024	260,000	0.0
2,650,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	2,855,879	0.5
1,370,000	(3)	Viacom, Inc., 6.250%, 02/28/2057	1,479,429	0.2
1,275,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	1,290,938	0.2
675,000	(1),(2)	ViaSat, Inc., 5.625%, 04/15/2027	710,438	0.1
2,550,000	(1),(2)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	2,664,750	0.4
1,700,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	1,753,125	0.3
			127,446,590	21.5

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 18.3%
3,725,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	$3,857,238	0.6
1,575,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,712,812	0.3
2,150,000	(2)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,963,848	0.3
2,125,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	2,210,000	0.4
1,250,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	1,253,125	0.2
2,540,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	2,603,246	0.4
1,880,000	(1),(2)	CCM Merger, Inc., 6.000%, 03/15/2022	1,931,700	0.3
1,600,000	(2)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	1,650,000	0.3
1,750,000	(1),(2)	Cedar Fair L.P., 5.250%, 07/15/2029	1,879,062	0.3
2,300,000		Century Communities, Inc., 5.875%, 07/15/2025	2,382,455	0.4
480,000	(1),(4)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	485,400	0.1
1,925,000	(1),(2)	Core & Main L.P., 6.125%, 08/15/2025	1,929,812	0.3
2,300,000		Dana, Inc., 5.500%, 12/15/2024	2,351,750	0.4
441,000	(1)	Enterprise Development Authority/The, 12.000%, 07/15/2024	485,100	0.1
1,250,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,309,375	0.2
2,900,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	2,979,750	0.5
279,000	(1)	Golden Nugget, Inc., 8.750%, 10/01/2025	291,555	0.0
2,675,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	2,763,676	0.5
1,100,000	(1)	IAA, Inc., 5.500%, 06/15/2027	1,163,250	0.2
1,450,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,498,937	0.2
1,200,000	(1)	International Game Technology PLC, 6.250%, 02/15/2022	1,272,321	0.2
1,850,000	(1)	International Game Technology PLC, 6.500%, 02/15/2025	2,062,879	0.3
2,925,000		L Brands, Inc., 6.750%, 07/01/2036	2,496,049	0.4
652,000		Lennar Corp., 4.750%, 11/15/2022	688,675	0.1
250,000		Lennar Corp., 4.750%, 11/29/2027	269,375	0.0
2,000,000		Lennar Corp., 5.250%, 06/01/2026	2,170,000	0.4
500,000		Lennar Corp., 5.375%, 10/01/2022	535,625	0.1
2,700,000	(1),(2)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	2,787,750	0.5
1,840,000	(1)	Live Nation Entertainment, Inc., 5.375%, 06/15/2022	1,867,600	0.3
1,315,000		M/I Homes, Inc., 5.625%, 08/01/2025	1,361,025	0.2
945,000		M/I Homes, Inc., 6.750%, 01/15/2021	956,812	0.2
1,760,000	(2)	Men's Wearhouse, Inc./The, 7.000%, 07/01/2022	1,733,600	0.3
1,225,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,295,438	0.2
200,000		Meritage Homes Corp., 6.000%, 06/01/2025	222,000	0.0
1,390,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,523,787	0.3
932,000	(2)	MGM Resorts International, 5.500%, 04/15/2027	1,023,662	0.2
2,190,000	(2)	MGM Resorts International, 5.750%, 06/15/2025	2,422,687	0.4
1,375,000		MGM Resorts International, 6.000%, 03/15/2023	1,518,275	0.3
1,000,000		MGM Resorts International, 6.625%, 12/15/2021	1,087,000	0.2
2,100,000	(1),(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	2,110,500	0.4
1,675,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	1,716,875	0.3
550,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	583,000	0.1
2,225,000	(1),(2)	Navistar International Corp., 6.625%, 11/01/2025	2,269,500	0.4
425,000	(1),(2)	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc., 6.250%, 05/15/2026	448,375	0.1
1,875,000	(1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,940,625	0.3
1,515,000	(1)	Performance Food Group, Inc., 5.500%, 10/15/2027	1,598,325	0.3
1,000,000	(1),(2)	PetSmart, Inc., 5.875%, 06/01/2025	1,000,000	0.2
2,150,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	2,031,750	0.3
1,800,000	(1)	Resideo Funding, Inc., 6.125%, 11/01/2026	1,903,500	0.3
1,450,000	(1),(2)	Scientific Games International, Inc., 5.000%, 10/15/2025	1,499,735	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,010,000		Scientific Games International, Inc., 6.625%, 05/15/2021	$1,027,675	0.2
1,457,000	(1),(2)	Scientific Games International, Inc., 8.250%, 03/15/2026	1,555,348	0.3
1,196,299	(2)	Scientific Games International, Inc., 10.000%, 12/01/2022	1,248,637	0.2
1,925,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	2,064,563	0.3
1,500,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,603,095	0.3
1,375,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	1,404,219	0.2
1,450,000	(1)	Staples, Inc., 7.500%, 04/15/2026	1,497,560	0.2
1,075,000	(1),(2)	Staples, Inc., 10.750%, 04/15/2027	1,107,250	0.2
2,300,000	(1),(2)	Station Casinos LLC, 5.000%, 10/01/2025	2,339,790	0.4
365,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	392,375	0.1
150,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.875%, 04/15/2023	160,875	0.0
875,000	(1)	Taylor Morrison Communities, Inc., 5.750%, 01/15/2028	951,563	0.2
334,000	(1)	Taylor Morrison Communities, Inc., 5.875%, 06/15/2027	368,235	0.1
1,999,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	2,091,454	0.4
1,500,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,581,900	0.3
2,866,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	3,043,979	0.5
150,000	(1)	VOC Escrow Ltd., 5.000%, 02/15/2028	155,640	0.0
1,425,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	1,530,094	0.3
645,000	(1)	WMG Acquisition Corp., 5.000%, 08/01/2023	661,931	0.1
2,115,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	2,130,863	0.4
			108,015,882	18.3

		Consumer, Non-cyclical: 17.8%
2,100,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/2022	2,123,625	0.4
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	114,950	0.0
1,363,000	(1),(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,446,061	0.2
2,345,000	(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 6.625%, 06/15/2024	2,468,112	0.4
805,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	811,037	0.1
2,350,000	(1),(2)	Aptim Corp., 7.750%, 06/15/2025	1,680,250	0.3
200,000	(1)	Ashtead Capital, Inc., 4.125%, 08/15/2025	204,500	0.0
3,965,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	4,459,832	0.8
875,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	918,838	0.2
370,000	(1),(2)	Bausch Health Cos, Inc., 5.875%, 05/15/2023	376,013	0.1
950,000	(1),(2)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	988,000	0.2
845,000	(1)	Bausch Health Cos, Inc., 7.000%, 03/15/2024	890,174	0.2
1,398,000	(1),(2)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	1,509,281	0.3
120,000	(1),(2)	Bausch Health Cos, Inc., 7.250%, 05/30/2029	131,376	0.0
320,000	(1)	BCPE Cycle Merger Sub II, Inc., 10.625%, 07/15/2027	309,600	0.1
2,408,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	2,456,160	0.4
750,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	780,000	0.1
975,000		Centene Corp., 4.750%, 01/15/2025	1,003,275	0.2
590,000	(1)	Centene Corp., 5.375%, 06/01/2026	619,500	0.1
2,035,000		Centene Corp., 5.625%, 02/15/2021	2,064,935	0.4
775,000		Centene Corp., 6.125%, 02/15/2024	809,061	0.1
1,850,000	(2)	Central Garden & Pet Co., 5.125%, 02/01/2028	1,896,250	0.3
1,375,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	1,323,437	0.2
2,050,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	2,044,055	0.3
1,975,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	2,056,528	0.3
1,450,000		DaVita, Inc., 5.125%, 07/15/2024	1,477,187	0.3
1,450,000	(1),(4)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	1,464,500	0.2
1,675,000	(1),(4)	Eagle Holding Co. II LLC, 7.750% (PIK Rate 7.750%, Cash Rate 0.000%), 05/15/2022	1,691,750	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
400,000	(1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/2024	$356,000	0.1
200,000	(1)	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.000%, 02/01/2025	118,500	0.0
2,343,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	2,418,210	0.4
1,875,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	2,020,312	0.3
2,000,000		HCA Healthcare, Inc., 6.250%, 02/15/2021	2,099,200	0.4
5,063,000		HCA, Inc., 5.375%, 02/01/2025	5,543,985	0.9
139,000		HCA, Inc., 5.625%, 09/01/2028	155,235	0.0
351,000		HCA, Inc., 5.875%, 02/01/2029	393,120	0.1
2,300,000		HCA, Inc., 7.500%, 02/15/2022	2,554,840	0.4
1,006,000	(1),(2)	Hertz Corp./The, 7.125%, 08/01/2026	1,051,899	0.2
560,000	(1),(2)	Hertz Corp./The, 7.625%, 06/01/2022	583,800	0.1
1,600,000	(1),(2)	Hertz Corp., 5.500%, 10/15/2024	1,610,400	0.3
925,000	(1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	947,986	0.2
2,445,000	(1)	Hill-Rom Holdings, Inc., 5.750%, 09/01/2023	2,516,394	0.4
1,400,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	1,444,695	0.2
1,744,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,938,020	0.3
1,847,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	1,962,401	0.3
145,000	(1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 6.500%, 04/15/2029	161,312	0.0
1,150,000	(1),(2)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,175,156	0.2
1,880,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	1,999,925	0.3
2,675,000	(1),(2)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	2,477,719	0.4
1,525,000		New Albertsons L.P., 7.450%, 08/01/2029	1,555,500	0.3
1,848,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,686,300	0.3
1,050,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	1,089,375	0.2
1,150,000	(1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	1,239,413	0.2
800,000	(1),(2),(4)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	684,000	0.1
900,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	936,765	0.2
2,084,000	(1),(2)	Post Holdings, Inc., 5.625%, 01/15/2028	2,216,855	0.4
1,100,000	(1)	Post Holdings, Inc., 8.000%, 07/15/2025	1,182,500	0.2
1,055,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	1,105,113	0.2
1,910,000	(1),(2)	Simmons Foods, Inc., 5.750%, 11/01/2024	1,871,800	0.3
1,750,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	1,834,858	0.3
1,748,000		Teleflex, Inc., 5.250%, 06/15/2024	1,802,625	0.3
310,000	(1)	Tenet Healthcare Corp., 4.875%, 01/01/2026	318,525	0.1
1,290,000	(2)	Tenet Healthcare Corp., 5.125%, 05/01/2025	1,311,027	0.2
255,000	(1)	Tenet Healthcare Corp., 5.125%, 11/01/2027	263,823	0.0
473,000	(1),(2)	Tenet Healthcare Corp., 6.250%, 02/01/2027	492,464	0.1
2,750,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	2,898,308	0.5
800,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	869,000	0.1
387,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	313,954	0.1
1,250,000	(2)	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	1,082,031	0.2
625,000		United Rentals North America, Inc., 4.625%, 10/15/2025	640,148	0.1
1,547,000		United Rentals North America, Inc., 4.875%, 01/15/2028	1,614,681	0.3
749,000		United Rentals North America, Inc., 5.250%, 01/15/2030	787,858	0.1
1,150,000		United Rentals North America, Inc., 5.500%, 07/15/2025	1,200,888	0.2
500,000		United Rentals North America, Inc., 5.500%, 05/15/2027	531,875	0.1
1,326,000	(2)	United Rentals North America, Inc., 6.500%, 12/15/2026	1,449,650	0.2
860,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	924,500	0.2
1,675,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	1,549,375	0.3
			105,100,607	17.8

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Diversified: 0.1%
370,000	(1),(2)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 10.500%, 06/01/2024	$359,825	0.1

		Energy: 9.6%
1,300,000	(1),(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	1,386,073	0.2
1,730,000	(1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	778,500	0.1
3,950,000	(1),(2)	California Resources Corp., 8.000%, 12/15/2022	1,975,000	0.3
2,175,000	(2)	Carrizo Oil & Gas, Inc., 6.250%, 04/15/2023	2,071,687	0.4
2,393,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	2,626,317	0.4
1,255,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	1,399,325	0.2
1,225,000	(2)	Chesapeake Energy Corp., 8.000%, 01/15/2025	891,187	0.2
2,080,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	2,147,600	0.4
1,025,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	1,057,031	0.2
2,280,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	2,268,600	0.4
1,400,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	654,500	0.1
1,600,000		Diamondback Energy, Inc., 4.750%, 11/01/2024	1,642,000	0.3
675,000		Diamondback Energy, Inc., 5.375%, 05/31/2025	706,090	0.1
800,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	836,000	0.1
625,000	(1),(2)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	667,188	0.1
1,175,000		EnLink Midstream Partners L.P., 4.150%, 06/01/2025	1,094,219	0.2
1,175,000		EnLink Midstream Partners L.P., 4.850%, 07/15/2026	1,120,656	0.2
1,415,000		Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/2021	1,452,144	0.2
2,160,000		Gulfport Energy Corp., 6.000%, 10/15/2024	1,573,236	0.3
2,205,000	(1),(2)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	2,315,250	0.4
2,259,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	2,047,219	0.4
2,150,000	(1)	Lonestar Resources America, Inc., 11.250%, 01/01/2023	1,768,375	0.3
2,075,000	(1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	2,085,375	0.4
2,125,000		Montage Resources Corp., 8.875%, 07/15/2023	1,636,250	0.3
1,795,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,330,544	0.2
1,385,000	(2)	Murphy Oil Corp., 4.200%, 12/01/2022	1,409,238	0.2
1,350,000		Murphy Oil Corp., 5.750%, 08/15/2025	1,377,000	0.2
225,000	(1)	NGPL PipeCo LLC, 4.375%, 08/15/2022	233,388	0.0
1,200,000	(1)	NGPL PipeCo LLC, 4.875%, 08/15/2027	1,288,526	0.2
770,000	(1),(2)	Noble Holding International Ltd., 7.875%, 02/01/2026	558,250	0.1
2,800,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	2,892,736	0.5
640,000		Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	658,400	0.1
65,000		Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	68,001	0.0
65,000		Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	69,144	0.0
2,025,000	(1),(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,989,360	0.3
335,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	338,769	0.1
84,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	85,159	0.0

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
	717,000	(1),(2)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	$784,104	0.1
	1,175,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	1,286,707	0.2
	241,000	(1)	Transocean Sentry Ltd., 5.375%, 05/15/2023	241,603	0.0
	2,700,000		Transocean, Inc., 6.800%, 03/15/2038	1,674,000	0.3
	420,000	(1)	Transocean, Inc., 7.250%, 11/01/2025	371,700	0.1
	825,000		Valaris plc, 5.750%, 10/01/2044	354,750	0.1
	2,240,000	(1)	Vermilion Energy, Inc., 5.625%, 03/15/2025	2,150,400	0.4
	200,000		WPX Energy, Inc., 5.250%, 09/15/2024	205,942	0.0
	1,445,000		WPX Energy, Inc., 5.250%, 10/15/2027	1,459,450	0.3
				57,026,993	9.6

			Financial: 5.6%
	625,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	661,719	0.1
	1,475,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,540,814	0.3
	2,200,000	(2)	Ally Financial, Inc., 5.750%, 11/20/2025	2,472,294	0.4
	500,000		Ally Financial, Inc., 7.500%, 09/15/2020	523,850	0.1
	1,652,000		Ally Financial, Inc., 8.000%, 11/01/2031	2,283,890	0.4
	930,000	(3)	Barclays Bank PLC, 6.278%, 12/31/2199	983,475	0.2
	1,500,000		CIT Group, Inc., 5.000%, 08/15/2022	1,592,850	0.3
	195,000	(2)	CIT Group, Inc., 5.250%, 03/07/2025	213,271	0.0
	385,000		CIT Group, Inc., 6.125%, 03/09/2028	450,450	0.1
	300,000	(2)	CNO Financial Group, Inc., 5.250%, 05/30/2029	329,250	0.0
	2,550,000	(1),(2)	ESH Hospitality, Inc., 5.250%, 05/01/2025	2,642,437	0.4
	2,650,000	(1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.250%, 05/15/2026	2,782,500	0.5
	1,835,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	2,018,500	0.3
	322,000		MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	332,264	0.0
	1,830,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,921,500	0.3
	1,527,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	1,568,993	0.3
	2,300,000		Navient Corp., 7.250%, 09/25/2023	2,508,725	0.4
	1,610,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	1,667,558	0.3
	1,525,000	(1),(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	1,525,000	0.3
	600,000		Springleaf Finance Corp., 6.125%, 05/15/2022	645,000	0.1
	1,600,000		Springleaf Finance Corp., 6.125%, 03/15/2024	1,726,000	0.3
	2,500,000		Springleaf Finance Corp., 7.125%, 03/15/2026	2,778,000	0.5
				33,168,340	5.6

			Industrial: 11.3%
	2,125,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	2,223,281	0.4
	2,325,000		AECOM, 5.875%, 10/15/2024	2,535,994	0.4
	250,000	(1)	Amsted Industries, Inc., 5.375%, 09/15/2024	256,562	0.0
	1,259,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	1,331,392	0.2
EUR	100,000	(4)	ARD Finance SA, 6.625% (PIK Rate 7.375%, Cash Rate 0.000%), 09/15/2023	112,978	0.0
	2,500,000	(4)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	2,587,500	0.4
	845,337	(1),(2),(4)	ARD Securities Finance SARL, 8.750% (PIK Rate 8.750%, Cash Rate 8.750%), 01/31/2023	879,151	0.1
	800,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.250%, 08/15/2027	812,000	0.1
	510,000	(1),(2)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.000%, 02/15/2025	534,531	0.1
	1,850,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,914,750	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,400,000	(1),(2)	Berry Global, Inc., 5.625%, 07/15/2027	$1,452,500	0.2
2,425,000	(1)	BMC East LLC, 5.500%, 10/01/2024	2,528,881	0.4
925,000	(1)	Bombardier, Inc., 6.000%, 10/15/2022	928,469	0.2
391,000	(1),(2)	Bombardier, Inc., 7.500%, 03/15/2025	391,977	0.1
292,000	(1)	Bombardier, Inc., 7.875%, 04/15/2027	291,518	0.0
2,000,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	2,167,500	0.4
293,000	(1)	Builders FirstSource, Inc., 5.625%, 09/01/2024	305,819	0.1
2,067,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	2,237,527	0.4
1,260,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	1,318,275	0.2
475,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	504,687	0.1
545,000	(1)	Cloud Crane LLC, 10.125%, 08/01/2024	584,512	0.1
1,600,000	(1)	F-Brasile SpA / F-Brasile US LLC, 7.375%, 08/15/2026	1,672,000	0.3
2,145,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	1,871,513	0.3
589,000	(1)	GFL Environmental, Inc., 5.375%, 03/01/2023	599,190	0.1
1,600,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	1,778,000	0.3
1,275,000	(1)	Granite Holdings US Acquisition Co., 11.000%, 10/01/2027	1,236,750	0.2
2,325,000	(1),(2)	Itron, Inc., 5.000%, 01/15/2026	2,401,260	0.4
2,025,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	2,095,875	0.4
1,550,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	1,558,727	0.3
1,070,000	(1),(2)	Masonite International Corp., 5.375%, 02/01/2028	1,119,488	0.2
1,050,000	(1)	Masonite International Corp., 5.750%, 09/15/2026	1,111,688	0.2
3,000,000	(1),(2)	Mauser Packaging Solutions Holding Co., 7.250%, 04/15/2025	2,847,150	0.5
1,850,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	1,900,875	0.3
275,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	292,875	0.1
2,000,000	(1),(2)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/2025	2,130,000	0.4
1,775,000	(1)	PGT Escrow Issuer, Inc., 6.750%, 08/01/2026	1,921,438	0.3
1,370,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	1,405,963	0.2
487,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	505,567	0.1
96,911		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	97,235	0.0
1,375,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	1,485,000	0.3
405,000	(1)	Sensata Technologies, Inc., 4.375%, 02/15/2030	406,013	0.1
274,000	(1)	Standard Industries, Inc./NJ, 5.375%, 11/15/2024	283,247	0.0
3,275,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	3,450,081	0.6
1,575,000	(1),(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,683,281	0.3
750,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	770,625	0.1
1,755,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,877,850	0.3
200,000	(1),(5)	syncreon Group BV / syncreon Global Finance US, Inc., 8.625%, 11/01/2021	22,000	0.0
1,475,000		TransDigm, Inc., 6.375%, 06/15/2026	1,556,125	0.3
2,075,000		TransDigm, Inc., 6.500%, 05/15/2025	2,160,594	0.4
195,000	(1),(2)	Trivium Packaging Finance BV, 8.500%, 08/15/2027	211,331	0.0
506,000	(1)	Zekelman Industries, Inc., 9.875%, 06/15/2023	533,514	0.1
			66,885,059	11.3

		Technology: 4.2%
2,400,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	2,493,000	0.4
350,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	365,312	0.1
850,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	888,250	0.1
1,725,000	(2)	CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,907,850	0.3
2,275,000	(1),(2)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	2,317,656	0.4
650,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	661,212	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
650,000	(1),(2)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	$686,888	0.1
1,680,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,747,200	0.3
910,000	(1)	MSCI, Inc., 5.250%, 11/15/2024	944,125	0.2
865,000	(1)	MSCI, Inc., 5.750%, 08/15/2025	911,494	0.2
2,000,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	2,085,000	0.3
1,780,000	(1)	Open Text Corp., 5.625%, 01/15/2023	1,831,175	0.3
535,000	(1),(2)	Open Text Corp., 5.875%, 06/01/2026	572,557	0.1
1,630,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	1,699,275	0.3
1,605,000	(1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	1,680,275	0.3
2,525,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	2,613,375	0.4
1,745,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	1,657,750	0.3
			25,062,394	4.2

		Utilities: 2.0%
2,300,000	(2)	Calpine Corp., 5.750%, 01/15/2025	2,366,125	0.4
1,725,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,802,625	0.3
1,750,000	(1),(2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,789,375	0.3
760,000	(2)	NRG Energy, Inc., 5.750%, 01/15/2028	819,850	0.1
1,500,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,630,650	0.3
1,120,000	(1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,174,544	0.2
2,401,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	2,535,288	0.4
			12,118,457	2.0

	Total Corporate Bonds/Notes
	(Cost $547,793,736)		561,063,481	94.8

BANK LOANS: 0.5%
		Aerospace & Defense: 0.2%
1,150,000		Maxar Technologies Ltd. Term Loan B, 4.854%, (US0003M + 2.750%), 10/04/2024	1,016,792	0.2

		Containers & Glass Products: 0.2%
1,069,515		Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.794%, (US0001M + 2.750%), 02/05/2023	1,072,440	0.2

		Health Care: 0.1%
853,125		Bausch Health Companies, Inc. 2018 Term Loan B, 5.039%, (US0001M + 3.000%), 06/02/2025	857,543	0.1

	Total Bank Loans
	(Cost $2,975,621)		2,946,775	0.5

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
750,000		DISH Network Corp., 3.375%, 08/15/2026	689,029	0.1

		Consumer, Non-cyclical: 0.0%
114,885		Macquarie Infrastructure Corp., 2.000%, 10/01/2023	105,120	0.0

		Financial: 0.0%
499,200	(1),(5)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	961	0.0

	Total Convertible Bonds/Notes
	(Cost $1,310,676)		795,110	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.2%
		Consumer Discretionary: –%
1,476	(1),(6),(7)	Perseus Holding Corp.	–	–

		Consumer Staples: 0.2%
24,842	(6),(7)	Southeastern Grocers, Inc.	819,786	0.2

		Energy: 0.0%
2		Amplify Energy Corp.	14	0.0
424,441	(6),(7)	Ascent Resources - Utica LLC	5,093	0.0
			5,107	0.0

		Health Care: 0.0%
106	(2),(7)	Option Care Health, Inc.	339	0.0

	Total Common Stock
	(Cost $768,542)		825,232	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: –%
Consumer Discretionary: –%
775	(1),(6),(7)	Perseus Holding Corp.	$–	–

Total Preferred Stock
	(Cost $–)		–	–

WARRANTS: –%
Energy: –%
674	(6),(7)	Amplify Energy Corp.	–	–

Health Care: –%
126	(6),(7)	Option Care Health, Inc. - Class A	–	–
126	(6),(7)	Option Care Health, Inc. - Class B	–	–
			–	–

Total Warrants
	(Cost $325)		–	–

OTHER(8): –%
Communications: –%
365,000	(5),(6),(9)	Avaya, Inc. (Escrow)	–	–
1,445,000	(6),(9)	Millicom International Cellular S.A. (Escrow)	–	–
			–	–

Energy: –%
2,000	(6),(9)	Green Field Energy Services, Inc. (Escrow)	–	–

Total Other
	(Cost $–)		–	–

Total Long-Term Investments
	(Cost $552,848,900)		565,630,598	95.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 26.7%
		Commercial Paper: 3.8%
2,300,000		American Electric Power Co., Inc., 2.300%, 10/29/2019	2,295,798	0.4
1,500,000		AT&T, Inc., 2.360%, 12/10/2019	1,493,137	0.3
2,850,000		Autozone, Inc., 2.440%, 10/02/2019	2,849,619	0.5
1,275,000	(10)	BNP Paribas, 2.110%, 12/12/2019	1,269,750	0.2
3,000,000		Dominion Resources Inc., 2.300%, 10/28/2019	2,994,713	0.5
3,500,000		Eastman Chemical Co., 2.290%, 10/21/2019	3,495,402	0.6
250,000		General Electric Co., 2.330%, 12/09/2019	248,887	0.0
1,750,000		Marriott International, 2.320%, 11/18/2019	1,744,562	0.3
1,300,000	(10)	Sumitomo Mitsui Trust Holdings, Inc., 2.110%, 12/04/2019	1,295,125	0.2
3,575,000		Sysco Corp., 2.470%, 10/01/2019	3,574,758	0.6
1,450,000		United Technologies Corp., 2.300%, 10/28/2019	$1,447,444	0.2
			22,709,195	3.8

		Floating Rate Notes: 4.3%
1,100,000	(10)	Bank of America Corp., 2.130%, 11/12/2019	1,100,036	0.2
600,000	(10)	Bank of America Corp., 2.140%, 11/07/2019	600,023	0.1
300,000	(10)	BNP Paribas, 2.140%, 11/14/2019	299,992	0.0
1,300,000	(10)	Commonwealth Bank of Australia, 2.210%, 03/16/2020	1,299,905	0.2
800,000	(10)	Crédit Agricole Group, 2.170%, 11/07/2019	799,960	0.1
600,000	(10)	DNB ASA, 2.180%, 11/04/2019	599,984	0.1
1,100,000	(10)	HSBC Holdings PLC, 2.170%, 11/08/2019	1,100,001	0.2
900,000	(10)	J.P. Morgan Securities LLC, 2.140%, 11/08/2019	899,971	0.1
900,000	(10)	Lloyds Bank PLC, 2.160%, 11/08/2019	899,991	0.2
1,000,000	(10)	Lloyds Bank PLC, 2.160%, 11/13/2019	999,989	0.2
300,000	(10)	Lloyds Bank PLC, 2.220%, 11/01/2019	300,001	0.0
600,000	(10)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/07/2019	599,994	0.1
1,000,000	(10)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/18/2019	999,996	0.2
1,125,000	(10)	Mitsubishi UFJ Financial Group, Inc., 2.220%, 01/16/2020	1,125,017	0.2
300,000	(10)	Mizuho Financial Group Inc., 2.140%, 11/25/2019	299,997	0.0
600,000	(10)	Mizuho Financial Group Inc., 2.210%, 11/01/2019	600,002	0.1
1,000,000	(10)	National Australia Bank Ltd., 2.110%, 11/15/2019	999,936	0.2
900,000	(10)	National Bank Of Canada, 2.160%, 11/06/2019	899,974	0.2
900,000	(10)	Natixis S.A., 2.140%, 11/08/2019	899,972	0.2
600,000	(10)	Oversea-Chinese Banking Corp., Ltd., 2.190%, 11/01/2019	599,992	0.1
900,000	(10)	Skandinaviska Enskilda Banken AB, 2.140%, 11/08/2019	899,971	0.1
700,000	(10)	Skandinaviska Enskilda Banken AB, 2.140%, 11/13/2019	699,975	0.1
325,000	(10)	Skandinaviska Enskilda Banken AB, 2.220%, 03/09/2020	324,935	0.1
1,000,000	(10)	State Street Bank & Trust Co., 2.120%, 11/15/2019	999,936	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
600,000	(10)	The Sumitomo Mitsui Financial Group, 2.160%, 11/08/2019	$599,994	0.1
600,000	(10)	The Sumitomo Mitsui Financial Group, 2.190%, 11/05/2019	599,995	0.1
700,000	(10)	The Sumitomo Mitsui Financial Group, 2.210%, 11/01/2019	700,003	0.1
325,000	(10)	Sumitomo Mitsui Trust Holdings, Inc., 2.030%, 03/11/2020	325,125	0.1
1,125,000	(10)	Sumitomo Mitsui Trust Holdings, Inc., 2.220%, 02/12/2020	1,124,821	0.2
256,000	(10)	Svenska Handelsbanken AB, 2.140%, 10/08/2019	255,998	0.0
675,000	(10)	Svenska Handelsbanken AB, 2.190%, 01/23/2020	674,932	0.1
350,000	(10)	The Sumitomo Mitsui Financial Group, 2.270%, 02/03/2020	349,942	0.1
900,000	(10)	Toronto-Dominion Bank, 2.120%, 11/18/2019	899,953	0.1
980,000	(10)	Wells Fargo & Co., 2.180%, 11/04/2019	979,974	0.2
			25,360,287	4.3

		Repurchase Agreements: 18.1%
32,135,987	(10)	Bank of Montreal, Repurchase Agreement dated 09/30/19, 2.32%, due 10/01/19 (Repurchase Amount $32,138,030, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.875%, Market Value plus accrued interest $32,778,709, due 02/27/20-09/20/64)	32,135,987	5.4
32,135,987	(10)	Citigroup, Inc., Repurchase Agreement dated 09/30/19, 2.32%, due 10/01/19 (Repurchase Amount $32,138,030, collateralized by various U.S. Government Agency Obligations, 2.500%-9.000%, Market Value plus accrued interest $32,778,721, due 06/01/24-10/01/49)	32,135,987	5.4
31,308,371	(10)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $31,310,447, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $31,934,543, due 08/15/22-06/20/69)	31,308,371	5.3
1,179,468	(10)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/19, 2.35%, due 10/01/19 (Repurchase Amount $1,179,544, collateralized by various U.S. Government Agency Obligations, 3.000%-5.500%, Market Value plus accrued interest $1,203,057, due 10/01/32-05/01/49)	1,179,468	0.2
10,583,446	(10)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $10,584,177, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,795,144, due 04/15/21-09/09/49)	10,583,446	1.8
			107,343,259	18.1

		Certificates of Deposit: 0.5%
1,100,000	(10)	Landesbank Baden-Wurttemberg, 2.180%, 11/12/2019	1,100,146	0.2
300,000	(10)	Landesbank Baden-Wurttemberg, 2.180%, 01/09/2020	300,033	0.1
1,350,000	(10)	Oversea-Chinese Banking Corp., Ltd., 2.090%, 12/18/2019	1,349,887	0.2
			2,750,066	0.5

	Total Short-Term Investments
	(Cost $158,163,026)		158,162,807	26.7

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Total Investments in Securities (Cost $711,011,926)	$723,793,405	122.3
Liabilities in Excess of Other Assets	(132,068,640)	(22.3)
Net Assets	$591,724,765	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	Defaulted security
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(9)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(10)	Represents securities purchased with cash collateral received for securities on loan.
EUR	EU Euro

Reference Rate Abbreviations:

US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Consumer Staples	–	–	819,786	819,786
Energy	14	–	5,093	5,107
Health Care	339	–	–	339
Total Common Stock	353	–	824,879	825,232
Preferred Stock	–	–	–	–
Warrants	–	–	–	–
Corporate Bonds/Notes	–	561,063,481	–	561,063,481
Convertible Bonds/Notes	–	795,110	–	795,110
Other	–	–	–	–
Bank Loans	–	2,946,775	–	2,946,775
Short-Term Investments	–	158,162,807	–	158,162,807
Total Investments, at fair value	$353	$722,968,173	$824,879	$723,793,405

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Avaya, Inc. (Escrow)	12/20/2017	$–	$–
Green Field Energy Services, Inc. (Escrow)	8/25/2019	–	–
Millicom International Cellular S.A. (Escrow)	8/9/2017	–	–
		$–	$–

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $711,219,421.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$23,501,214
Gross Unrealized Depreciation	(10,736,242)
Net Unrealized Appreciation	$12,764,972